Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
12.	LEASES

Our operating leases primarily consist of leases of offices and showrooms. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the unaudited interim condensed consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2020 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Our ROU assets and relevant lease liabilities originated from our rented premises for office purpose in Hong Kong and showroom purpose in London.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Operating lease:
Operating lease right-of-use assets	41,682,405	39,936,214	5,092,606
Current operating lease obligation	4,810,410	5,738,317	731,742
Non-current operating lease obligation	36,871,995	34,197,897	4,360,864
Total operating lease obligation	41,682,405	39,936,214	5,092,606

Operating lease expense for the six-month periods ended June 30, 2025 and 2026 was HKD3,430,526 and HKD4,357,441 (USD555,655), respectively.

The undiscounted future minimum lease payment schedule as follows:

For the twelve months ending June 30,	HKD	USD
2027	8,644,097	1,102,282
2028	8,429,282	1,074,889
2029	7,977,156	1,017,235
2030	6,138,628	782,789
2031 or after	20,095,992	2,562,611
Total lease payments	51,285,155	6,539,806
Less: imputed interest	(11,348,941)	(1,447,200)
Total operating lease liabilities	39,936,214	5,092,606

As of June 30, 2026
Weighted average discount rate	7.89%
Weighted average remaining lease term (years)	5.85